                                   VINTAGELIFE
       Modified Single Premium Individual Variable Life Insurance Policies
                      APRIL 30, 2007 PROSPECTUS SUPPLEMENT
                            ISSUED TO INDIVIDUALS BY:
METLIFE INSURANCE COMPANY OF CONNECTICUT -- METLIFE OF CT SEPARATE ACCOUNT THREE
                                       OR
    METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT -- METLIFE OF CT SEPARATE
                                   ACCOUNT ONE

This prospectus supplement updates certain information contained in your last prospectus dated May 2, 2005 and subsequent supplements for VintageLife, a modified single premium individual life insurance policy issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Policy for the name of your issuing company. The issuing company is referred to in this prospectus supplement as the Company. Please keep this prospectus supplement for future reference. The Company no longer offers the Policies to new purchasers, but continues to accept addition premium payments. Although the Policy can operate as a single premium policy, additional premium payments may be made under certain circumstances provided there are no outstanding policy loans.

You can build Cash Value by investing in a variety of INVESTMENT OPTIONS, which, in turn, invest in professionally managed Mutual Funds (THE "FUNDS," LISTED BELOW). A fixed rate option (THE "FIXED ACCOUNT") is also available. Except for amounts in the Fixed Account, the value of your Policy will vary based on the performance of the Funds you select. The following Investment Options are available (please see "The Funds" for additional Investment Options that may be available depending on when you purchased your Policy):




LEGG MASON PARTNERS VARIABLE EQUITY TRUST       METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Fundamental        BlackRock Aggressive Growth
     Value Portfolio -- Class I                   Portfolio -- Class D
  Legg Mason Partners Variable International      BlackRock Bond Income Portfolio -- Class E
     All Cap Opportunity Portfolio                Capital Guardian U.S. Equity
  Legg Mason Partners Variable Lifestyle          Portfolio -- Class A
     Allocation 50%                               FI Large Cap Portfolio -- Class A
  Legg Mason Partners Variable Lifestyle          MetLife Aggressive Allocation
     Allocation 70%                               Portfolio -- Class B
  Legg Mason Partners Variable Lifestyle          MetLife Conservative Allocation
     Allocation 85%                               Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE INCOME TRUST         MetLife Conservative to Moderate
  Legg Mason Partners Variable High Income        Allocation Portfolio -- Class B
     Portfolio                                    MetLife Moderate Allocation
  Legg Mason Partners Variable Money Market       Portfolio -- Class B
     Portfolio                                    MetLife Moderate to Aggressive Allocation
MET INVESTORS SERIES TRUST -- CLASS A             Portfolio -- Class B
  Met/AIM Capital Appreciation Portfolio          MFS(R) Total Return Portfolio -- Class F
  Met/AIM Small Cap Growth Portfolio            VANGUARD VARIABLE INSURANCE FUND
  MFS(R) Value Portfolio                          Mid-Cap Index Portfolio
  PIMCO Inflation Protected Bond Portfolio        Total Stock Market Index Portfolio
  Pioneer Strategic Income Portfolio





-------

Certain Funds have been subject to a merger, substitution or other change. Please see "Additional Information Regarding the Funds" for more information.

                                    THE FUNDS

The Funds offered through this Policy are listed below. From time to time we may make new Funds available. Some Funds may not be available in certain states. Each Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Fund.

We select the Funds offered through this Policy based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser or subadviser is one of our affiliates or whether the Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Funds periodically and may remove a Fund or limit its availability to new Premiums and/or transfers of Cash Value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Policy Owners. In some cases, we have included Funds based on recommendations made by broker-dealer firms.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CASH VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

If investment in the Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Policy, or for any other reason in our sole discretion, we may substitute another Fund or Funds without your consent. The substituted Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premiums, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Funds to allocations of Premiums or Cash Value, or both, at any time in our sole discretion.

In certain circumstances, the Company's ability to remove or replace a Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove a Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Funds advised by Legg Mason affiliates in seeking to make a substitution for a Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company (now MetLife Insurance Company of Connecticut) and The Travelers Life and Annuity Company (now MetLife Life and Annuity Company of Connecticut) from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to the Company with respect to Funds advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predated the acquisition.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory LLC) or subadviser of a Fund, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Policies and, in the Company's role as an intermediary, with respect to the Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Fund assets. Policy Owners, through their indirect investment in the Funds, bear the costs of these advisory fees (see the Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Funds attributable to the Policies and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of a Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Policies and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Policies.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies." The Company's ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Fund. The Company will benefit accordingly from assets allocated to the Funds to the extent they result in profits to the advisers. (See "Fee Table -- Fund Fees and Expenses" for information on the management fees paid by the Funds and the Statement of Additional Information for the Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. A Fund's 12b-1 Plan, if any, is described in more detail in the Fund's prospectus. (See "Fee Table -- Fund Fees and Expenses" and "Other Information -- Distribution & Compensation.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Fund's 12b-1 Plan decrease the Fund's investment return.

Each Fund has different investment objectives and risks. The Fund prospectuses contain more detailed information on each Fund's investment strategy, investment advisers and its fees. YOU MAY OBTAIN A FUND PROSPECTUS BY CALLING 1-800-334-4298 OR THROUGH YOUR INSURANCE AGENT. We do not guarantee the investment results of the Funds.


             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------


LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable     Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
     Fundamental Value             Current income is a secondary      LLC
     Portfolio -- Class I          consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks total return on assets from  Legg Mason Partners Fund Advisor,
     International All Cap         growth of capital and income.      LLC
     Opportunity Portfolio                                            Subadviser: Brandywine Global
                                                                      Investment Management, LLC
  Legg Mason Partners Variable     Seeks long-term growth of capital  Legg Mason Partners Fund Advisor,
     Investors Portfolio -- Class  with current income as a           LLC
     I+                            secondary objective.               Subadviser: ClearBridge Advisors,
                                                                      LLC

  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Lifestyle Allocation 50%      capital.                           LLC
                                                                      Subadviser: Legg Mason Global
                                                                      Asset Allocation, LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Lifestyle Allocation 70%      capital.                           LLC
                                                                      Subadviser: Legg Mason Global
                                                                      Asset Allocation, LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  Legg Mason Partners Variable     Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
     Lifestyle Allocation 85%                                         LLC
                                                                      Subadviser: Legg Mason Global
                                                                      Asset Allocation, LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable     Seeks high current income.         Legg Mason Partners Fund Advisor,
     High Income Portfolio         Secondarily, seeks capital         LLC
                                   appreciation.                      Subadviser: Western Asset
                                                                      Management Company; Western Asset
                                                                      Management Company Limited
  Legg Mason Partners Variable     Seeks to maximize current income   Legg Mason Partners Fund Advisor,
     Money Market Portfolio        consistent with preservation of    LLC
                                   capital.  The fund seeks to        Subadviser: Western Asset
                                   maintain a stable $1 share price.  Management Company
MET INVESTORS SERIES
  TRUST -- CLASS A
  Met/AIM Capital Appreciation     Seeks capital appreciation.        Met Investors Advisory LLC
     Portfolio                                                        Subadviser: A I M Capital
                                                                      Management, Inc.
  Met/AIM Small Cap Growth         Seeks long-term growth of          Met Investors Advisory LLC
     Portfolio                     capital.                           Subadviser: A I M Capital
                                                                      Management, Inc.
  MFS(R) Value Portfolio           Seeks capital appreciation and     Met Investors Advisory LLC
                                   reasonable income.                 Subadviser: Massachusetts
                                                                      Financial Services Company
  PIMCO Inflation Protected Bond   Seeks to provide maximum real      Met Investors Advisory LLC
     Portfolio                     return, consistent with            Subadviser: Pacific Investment
                                   preservation of capital and        Management Company LLC
                                   prudent investment management.
  Pioneer Strategic Income         Seeks a high level of current      Met Investors Advisory LLC
     Portfolio                     income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth      Seeks maximum capital              MetLife Advisers, LLC
     Portfolio -- Class D          appreciation.                      Subadviser: BlackRock Advisors,
                                                                      LLC
  BlackRock Bond Income Portfolio  Seeks competitive total return     MetLife Advisers, LLC
     -- Class E                    primarily from investing in        Subadviser: BlackRock Advisors,
                                   fixed-income securities.           LLC
  Capital Guardian U.S. Equity     Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class A          capital.                           Subadviser: Capital Guardian
                                                                      Trust Company
  FI Large Cap Portfolio -- Class  Seeks long-term growth of          MetLife Advisers, LLC
     A                             capital.                           Subadviser: Fidelity Management &
                                                                      Research Company
  MetLife Aggressive Allocation    Seeks growth of capital.           MetLife Advisers, LLC
     Portfolio -- Class B
  MetLife Conservative Allocation  Seeks high level of current        MetLife Advisers, LLC
     Portfolio -- Class B          income, with growth of capital as
                                   a secondary objective.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  MetLife Conservative to          Seeks high total return in the     MetLife Advisers, LLC
     Moderate Allocation           form of income and growth of
     Portfolio -- Class B          capital, with a greater emphasis
                                   on income.
  MetLife Moderate Allocation      Seeks a balance between a high     MetLife Advisers, LLC
     Portfolio -- Class B          level of current income and
                                   growth of capital, with a greater
                                   emphasis on growth of capital.
  MetLife Moderate to Aggressive   Seeks growth of capital.           MetLife Advisers, LLC
     Allocation
     Portfolio -- Class B
  MFS(R) Total Return              Seeks a favorable total return     MetLife Advisers, LLC
     Portfolio -- Class F          through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
VANGUARD VARIABLE INSURANCE FUND
  Mid-Cap Index Portfolio          Seeks to track the performance of  The Vanguard Group, Inc.
                                   a benchmark index that measures
                                   the investment return of mid-
                                   capitalization stocks.
  Total Stock Market Index         Seeks to track the performance of  The Vanguard Group, Inc.
     Portfolio                     a benchmark index that measures
                                   the investment return of the
                                   overall stock market.


    + Not available under all Policies. Availability depends on Policy issued date.

     * Certain Funds have been subject to a merger, substitution or other change. Please see the table below for more information.

                     ADDITIONAL INFORMATION REGARDING FUNDS

Certain Funds were subject to a merger, substitution, or other change. The chart below identifies the former name and new name of each of these Funds, and, where applicable, the former and new name of the trust of which the Fund is a part.

FUND NAME CHANGES

                                   FORMER NAME

--------------------------------------------------------------------------------

LEGG MASON PARTNERS LIFESTYLE SERIES, INC.
  Legg Mason Partners Variable Lifestyle Balanced Portfolio

LEGG MASON PARTNERS LIFESTYLE SERIES, INC.
  Legg Mason Partners Variable Lifestyle Growth Portfolio

LEGG MASON PARTNERS LIFESTYLE SERIES, INC.
  Legg Mason Partners Variable Lifestyle High Growth Portfolio

LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
  Legg Mason Partners Variable International All Cap Growth Portfolio

                                    NEW NAME

--------------------------------------------------------------------------------

LEGG MASON PARTNERS LIFESTYLE SERIES, INC.
  Legg Mason Partners Variable Lifestyle Allocation 50%

LEGG MASON PARTNERS LIFESTYLE SERIES, INC.
  Legg Mason Partners Variable Lifestyle Allocation 70%

LEGG MASON PARTNERS LIFESTYLE SERIES, INC.
  Legg Mason Partners Variable Lifestyle Allocation 85%

LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
  Legg Mason Partners Variable International All Cap Opportunity Portfolio

FUND MERGERS/REORGANIZATIONS

The following former Funds were merged with and into the new Funds, and/or were reorganized into a new trust.

                                FORMER FUND/TRUST

--------------------------------------------------------------------------------

LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
  Legg Mason Partners Variable Large Cap Value Portfolio

LEGG MASON PARTNERS LIFESTYLE SERIES, INC.
  Legg Mason Partners Variable Lifestyle Allocation 50%

LEGG MASON PARTNERS LIFESTYLE SERIES, INC.
  Legg Mason Partners Variable Lifestyle Allocation 70%

LEGG MASON PARTNERS LIFESTYLE SERIES, INC.
  Legg Mason Partners Lifestyle Allocation 85%

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
  Legg Mason Partners Variable Investors Portfolio

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I

LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
  Legg Mason Partners Variable High Income Portfolio

LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
  Legg Mason Partners Variable International All Cap Opportunity Portfolio


                                 NEW FUND/TRUST

--------------------------------------------------------------------------------

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
  Legg Mason Partners Variable Investors Portfolio -- Class I

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Lifestyle Allocation 50%

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Lifestyle Allocation 70%

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Lifestyle Allocation 85%

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Investors Portfolio

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I

LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Legg Mason Partners Variable High Income Portfolio

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable International All Cap Opportunity Portfolio

FUND SUBSTITUTIONS

The following new Funds were substituted for the former Funds.

                                FORMER FUND/TRUST

--------------------------------------------------------------------------------

PIMCO VARIABLE INSURANCE TRUST
  Real Return Portfolio -- Administrative Class


                                 NEW FUND/TRUST

--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
  PIMCO Inflation Protected Bond Portfolio -- Class A

                             FUND CHARGES AND EXPENSES

  The next tables describe the Fund charges and expenses that you will indirectly pay periodically during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund's Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.

  The first table below shows the minimum and maximum fees and expenses, as a percentage of average daily net assets, charged by any of the Funds as of December 31, 2006. The second table shows each Fund's fees and expenses, as a percentage of average daily net assets, as of December 31, 2006, unless otherwise noted. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

  MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                        MINIMUM   MAXIMUM
                                                                        -------   -------


TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)...........................................................    0.16%     1.18%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                                                            CONTRACTUAL
                                                   DISTRIBUTION                 TOTAL           FEE        NET TOTAL
                                                      AND/OR                    ANNUAL        WAIVER         ANNUAL
                                    MANAGEMENT   SERVICE (12B-1)     OTHER    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND:                        FEE            FEES        EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES*
----------------                    ----------   ---------------   --------   ---------   --------------   ---------


LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable
     Fundamental Value
     Portfolio -- Class I.........     0.75%             --          0.02%      0.77%             --           0.77%
  Legg Mason Partners Variable
     International All Cap
     Opportunity Portfolio........     0.85%             --          0.09%      0.94%             --           0.94%
Legg Mason Partners Variable
  Investors Portfolio  -- Class
  I+..............................     0.65%             --          0.07%      0.72%             --           0.72%
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable
     High Income Portfolio........     0.60%             --          0.06%      0.66%             --           0.66%
  Legg Mason Partners Variable
     Money Market Portfolio.......     0.45%             --          0.03%      0.48%             --           0.48%
MET INVESTORS SERIES
  TRUST -- CLASS A(1)
  Met/AIM Capital Appreciation
     Portfolio....................     0.77%             --          0.09%      0.86%             --        0.86%(2)
  Met/AIM Small Cap Growth
     Portfolio....................     0.87%             --          0.06%      0.93%             --        0.93%(3)
  MFS(R) Value Portfolio..........     0.73%             --          0.23%      0.96%             --        0.96%(4)
  PIMCO Inflation Protected Bond
     Portfolio....................     0.50%             --          0.05%      0.55%             --           0.55%
  Pioneer Strategic Income
     Portfolio....................     0.70%             --          0.12%      0.82%             --        0.82%(5)
METROPOLITAN SERIES FUND, INC.(6)
  BlackRock Aggressive Growth
     Portfolio -- Class D.........     0.72%          0.10%          0.06%      0.88%             --           0.88%
  BlackRock Bond Income Portfolio
      --  Class E.................     0.39%          0.15%          0.07%      0.61%          0.01%        0.60%(7)
  Capital Guardian U.S. Equity
     Portfolio -- Class A.........     0.66%             --          0.06%      0.72%             --           0.72%
  FI Large Cap Portfolio -- Class
     A............................     0.78%             --          0.06%      0.84%             --        0.84%(8)
  MFS(R) Total Return
     Portfolio -- Class F.........     0.53%          0.20%          0.05%      0.78%             --        0.78%(8)
VANGUARD VARIABLE INSURANCE FUND
  Mid-Cap Index Portfolio.........     0.20%             --          0.04%      0.24%             --           0.24%
  Total Stock Market Index
     Portfolio....................     0.12%             --          0.04%      0.16%             --           0.16%

                                                                                                                  NET TOTAL
                                                                                                                   ANNUAL
                                                                                                                  OPERATING
                                                                                      CONTRACTUAL                 EXPENSES
                                             DISTRIBUTION                 TOTAL           FEE        NET TOTAL    INCLUDING
                                                AND/OR                    ANNUAL        WAIVER         ANNUAL    UNDERLYING
                              MANAGEMENT   SERVICE (12B-1)     OTHER    OPERATING   AND/OR EXPENSE   OPERATING      FUND
UNDERLYING FUND:                  FEE            FEES        EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES*    EXPENSES
----------------              ----------   ---------------   --------   ---------   --------------   ---------   ----------


LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners
     Variable Lifestyle
     Allocation 50%.........     0.35%             --             --      0.35%             --           0.35%       1.00%
  Legg Mason Partners
     Variable Lifestyle
     Allocation 70%.........     0.35%             --             --      0.35%             --           0.35%       1.03%
  Legg Mason Partners
     Variable Lifestyle
     Allocation 85%.........     0.35%             --             --      0.35%             --           0.35%       1.04%
METROPOLITAN SERIES FUND,
  INC. -- CLASS B
  MetLife Aggressive
     Allocation Portfolio...     0.10%          0.25%          0.07%      0.42%          0.07%       0.35%(10)    1.10%(9)
  MetLife Conservative
     Allocation Portfolio...     0.10%          0.25%          0.09%      0.44%          0.09%       0.35%(10)    0.96%(9)
  MetLife Conservative to
     Moderate Allocation
     Portfolio..............     0.10%          0.25%          0.02%      0.37%          0.02%       0.35%(10)    1.00%(9)
  MetLife Moderate
     Allocation Portfolio...     0.10%          0.25%          0.01%      0.36%          0.01%       0.35%(10)    1.05%(9)
  MetLife Moderate to
     Aggressive Allocation
     Portfolio..............     0.10%          0.25%          0.01%      0.36%          0.01%       0.35%(10)    1.10%(9)


-------
* Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
+ Not available under all Policies. Availability depends on Policy issue date.
(1) Other Expenses have been restated to reflect new custodian, fund administration and transfer agent fee schedules, as if these fee schedules had been in effect for the previous fiscal year.
(2) Other Expenses have been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the Portfolio for the entire fiscal year. The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year. The Portfolio's fiscal year end has been changed from 10/31 to 12/31. The fees and expenses shown are for the Portfolio's last fiscal year ended October 31, 2006.
(3) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.
(4) Other Expenses have been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the Portfolio for the entire fiscal year. The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.
(5) Other Expenses have been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the Portfolio for the entire fiscal year. The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year. The Portfolio's fiscal year end has been changed from 10/31 to 12/31. The fees and expenses shown are for the Portfolio's last fiscal year ended October 31, 2006.
(6) Other Expenses have been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.
(7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.325% for amounts over $1 billion but less than $2 billion.
(8) The Management Fee has been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.
(9) These Portfolios are "funds of funds" that invest substantially all of their assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolios invest in other underlying portfolios, each Portfolio will also bear its pro rata portion of the operating expenses of the underlying portfolios in which the Portfolio invests, including the management fee. The weighted average of the total operating expenses of the underlying portfolios, after any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 0.61% for the MetLife Conservative Allocation Portfolio, 0.65% for the MetLife Conservative to Moderate Allocation Portfolio, 0.70% for the MetLife Moderate Allocation Portfolio, 0.75% for the MetLife Moderate to Aggressive Allocation Portfolio and 0.75% for the MetLife Aggressive Allocation Portfolio. The total operating expenses of the Portfolios, including the weighted average of the total operating expenses of the underlying portfolios, before any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 1.05% for the MetLife Conservative Allocation Portfolio, 1.02% for the MetLife Conservative to Moderate Allocation Portfolio, 1.07% for the MetLife Moderate Allocation Portfolio, 1.11% for the MetLife Moderate to Aggressive Allocation Portfolio and 1.18% for the MetLife Aggressive Allocation Portfolio. Policy Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the Funds. A Policy Owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by Met Investors Advisory LLC. (See the fund prospectus for a description of each Fund's target allocation.)
(10) Metlife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit net total annual operating expenses of the Portfolio to 0.10% excluding 12b-1 fees.

                        MORTALITY AND EXPENSE RISK CHARGE

We are waiving an amount of the Mortality and Expense Risk Charge equal to the Fund expenses that are in excess of 0.65% for the Investment Option investing in the PIMCO Inflation Protected Bond Portfolio (Class A) of the Met Investors Series Trust.

                             TRANSFERS OF CASH VALUE

Generally, you may transfer Cash Value among the Investment Options. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. Frequent requests from Policy Owners to transfer cash value may dilute the value of a Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Fund and the reflection of that change in the Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Funds and may disrupt Fund management strategy, requiring a Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Funds, which in turn adversely affect Policy Owners and other persons who may have an interest in the Policies (e.g. beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Funds (i.e., the Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable International All Cap Opportunity Portfolio, Met/AIM Small Cap Growth Portfolio, and Pioneer Strategic Income Portfolio -- the "Monitored Funds"), and we monitor transfer activity in those Monitored Funds. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Funds within given periods of time. For example, we currently monitor transfer activity to determine if for each of the Monitored Funds, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Policy that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Funds. We may change the Monitored Funds at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Funds, we rely on the underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Funds that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Policy Owners or other persons who have an interest in the Policies, we will exercise our contractual right to revise, suspend or eliminate transfer privileges, including limiting the acceptable mode of requesting transfers, and thereafter will only accept transfer requests via regular U.S. mail and will reject transfer requests requested via facsimile, telephone or Internet. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Policy Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or

     - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Policy Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Policy. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Policy Owners and other persons with interests in the Policies. We do not accommodate market timing in any Fund and there are no arrangements in place to permit any policy owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Funds, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Policy Owners, and to execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Policy Owners who violate the frequent trading policies established by the Fund.

In addition, Policy Owners and other persons with interests in the Policies should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance products and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Policy Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds. If a Fund believes that an omnibus order reflects one or more transfer requests from Policy Owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares as a result of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single policy owner. You should read the Fund prospectuses for more details.

               SUSPENSION OF VALUATION AND POSTPONEMENT OF PAYMENT

We reserve the right to suspend valuation and postpone payment of any surrender, partial surrender, policy loan, or death benefit proceeds that involves a determination of Cash Value in the Separate Account in any case whenever:

     (1) the New York Stock Exchange or any stock exchange in which an Investment Option invests is closed (except for customary weekend and holiday closings) or trading on the New York Stock Exchange or other stock exchange is restricted as determined by the SEC or equivalent authority; or

     (2) the SEC has determined that a state of emergency exists so that valuation of the assets in an Investment Option or disposal of securities is not reasonably practicable.

Allocations and transfers to, and deductions and transfers from, an Investment Option may be postponed as described in (1) and (2) above. We reserve the right to suspend or postpone the date of any payment of any benefit or values (including the payments of cash surrenders and policy loans) for up to six months when Cash Value is being withdrawn from the Fixed Account.

We may also withhold payment of proceeds, loan amounts, or surrenders or partial surrender proceeds if any portion of those proceeds would be derived from a Policy Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Policy Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Policy Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

Book 40                                                           April 30, 2007